PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
NOTE 14 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2019 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	30,053	7,142	41,904	37	13,401	2,354	4,365	99,256
Additions related to business combinations (note 25.12)	878	727	1,585	71	420	—	—	3,681
Additions	8,397	570	1,055	—	—	—	37,015	47,037
Transfers	48	1,369	5,787	—	—	—	(7,204)	—
Disposals	(268)	(42)	—	—	—	—	(5)	(315)
Translation	(169)	(167)	26	—	—	—	—	(310)
Values at end of year	38,939	9,599	50,357	108	13,821	2,354	34,171	149,349

Depreciation
Accumulated at beginning of year	18,873	4,296	23,997	21	609	—	—	47,796
Additions	6,759	1,225	6,283	7	268	—	—	14,542
Disposals	(191)	(46)	—	—	—	—	—	(237)
Translation	(164)	(131)	10	—	—	—	—	(285)
Accumulated at end of year	25,277	5,344	30,290	28	877	—	—	61,816
Carrying amount	13,662	4,255	20,067	80	12,944	2,354	34,171	87,533

Property and equipment as of December 31, 2018 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	23,381	5,810	33,275	37	6,981	2,354	11,167	83,005
Additions related to business combinations (note 25.12)	—	5	43	—	—	—	—	48
Additions	7,055	719	1,083	—	—	—	10,065	18,922
Transfers	6	845	9,596	—	6,420	—	(16,867)	—
Disposals	(353)	(229)	(2,005)	—	—	—	—	(2,587)
Translation	(36)	(8)	(88)	—	—	—	—	(132)
Values at end of year	30,053	7,142	41,904	37	13,401	2,354	4,365	99,256

Depreciation
Accumulated at beginning of year	14,609	3,694	20,421	13	389	—	—	39,126
Additions	4,641	832	5,529	8	220	—	—	11,230
Disposals	(346)	(224)	(1,868)	—	—	—	—	(2,438)
Translation	(31)	(6)	(85)	—	—	—	—	(122)
Accumulated at end of year	18,873	4,296	23,997	21	609	—	—	47,796
Carrying amount	11,180	2,846	17,907	16	12,792	2,354	4,365	51,460